Trade and other receivables	12 Months Ended
Dec. 31, 2020
Trade and other receivables
Trade and other receivables

7 Trade and other receivables

(€ million)	December 31, 2020	December 31, 2019
Trade receivables	7,087	8,519
Receivables from divestments	21	30
Receivables from joint ventures in exploration and production activities	2,293	2,637
Other receivables	1,525	1,687
	10,926	12,873

Generally, trade receivables do not bear interest and provide payment terms within 180 days.

Trade receivables decreased by €1,432 million due to the drop in prices of hydrocarbons.

At December 31, 2020, Eni sold without recourse receivables due in 2021 for €1,377 million (€1,782 million at December 31, 2019 due in 2020). Derecognized receivables in 2020 related to the Refining & Marketing and Chemical segment for €730 million, to the Eni gas e luce, Power & Renewables segment for €324 million and to the Global Gas & LNG Portfolio segment for €323 million.

Receivables from joint ventures in exploration and production activities included amounts due by partners in unincorporated joint operation in Nigeria of  €1,015 million (€1,052 million at December 31, 2019) in respect of the contractual recovery of expenditures incurred at certain projects operated by Eni. The Nigerian national oil company NNPC owed an amount to Eni of €605 million (€764 million at December 31, 2019), in relation to past investments. About half of this amount is subject to a “Repayment Agreement”, whereby Eni is to be reimbursed through the sale of the entitlement attributable to NNPC in certain rig-less petroleum initiatives with low mineral risk, with an expected completion of the reimbursement plan within the next two/three years based on Eni’s Brent price scenario. The receivable is stated net of a discount factor equal to 8%, calculated based on the risk of the underlying mineral initiative. The amounts past due related to current investment activities were assessed based on more conservative assumptions than the ones adopted in previous reporting periods to factor in an increased counterparty risk due to COVID-19 developments. A privately held Nigerian oil company owed us €134 million (€113 million at December 31, 2019) which were past due at the reporting date. These amounts were stated net of a provision based on the loss given default (LGD) defined by Eni for international oil companies in a default state.

Receivables from other counterparties comprised: (i) recoverable amounts for €376 million (€373 million at December 31, 2019) of certain overdue trade receivables towards the state-owned oil company of Venezuela, PDVSA, in relation to gas equity volumes supplied by the joint venture Cardón IV, equally participated by Eni and Repsol. Those trade receivables were divested by the joint venture to the two shareholders. The receivables were stated net of an allowance for doubtful accounts estimated on the basis of average recovery percentages obtained by creditors in the context of sovereign defaults, adjusted to reflect the strategic value of the oil&gas sector, and also applied for assessing the recoverability of the carrying amount of the investment and the long-term interest in the initiative, as described in note 16 – Other financial assets. Risks associated with the complex financial outlook of the Country and the deteriorated operating environment were taken into account in the estimation of the expected loss by assuming a deferral in the timing of collection of future revenues and overdue credit amounts which resulted in an expected credit loss rate of about 53%.  During the year the percentages of collection of gas sales by the joint venture were in line with the estimated assumption; (ii) amounts to be received from customers following the triggering of the take-or-pay clause of long-term gas supply contracts for €325 million (€104 million at December 31, 2019).

Trade and other receivables stated in euro and U.S. dollars amounted to €5,553 million and €4,304 million, respectively.

Credit risk exposure and expected losses relating to trade and other receivables has been prepared on the basis of internal ratings as follows:

					Eni gas
	Performing receivables			Defaulted	e luce
(€ million)	Low risk	Medium Risk	High Risk	receivables	customers	Total
December 31, 2020
Business customers	1,398	2,746	432	1,351		5,927
National Oil Companies and public administrations	841	620	7	2,653		4,121
Other counterparties	1,243	450	28	141	2,173	4,035
Gross amount	3,482	3,816	467	4,145	2,173	14,083
Allowance for doubtful accounts	(32)	(21)	(29)	(2,429)	(646)	(3,157)
Net amount	3,450	3,795	438	1,716	1,527	10,926
Expected loss (% net of counterpart risk mitigation factors)	0.9	0.6	6.2	58.6	29.7	22.4
December 31, 2019
Business customers	1,922	2,882	840	1,396		7,040
National Oil Companies and public administrations	1,201	472	244	2,710		4,627
Other counterparties	1,646	103	381	217	2,105	4,452
Gross amount	4,769	3,457	1,465	4,323	2,105	16,119
Allowance for doubtful accounts	(13)	(4)	(16)	(2,547)	(666)	(3,246)
Net amount	4,756	3,453	1,449	1,776	1,439	12,873
Expected loss (% net of counterpart risk mitigation factors)	0.3	0.1	1.1	58.9	31.6	20.1

The classification of the Company’s customers and counterparties and the definition of the classes of counterparty risk are disclosed in note 1 – Significant accounting policies.

Management has reviewed its assumptions underlying the recoverability of outstanding receivables in light of the widespread economic and financial impacts of the COVID-19 pandemic crisis on the counterparty risk. The review of recoverability assumptions led to both an extension in the timing of credit collection (generally of one year) and a step-up in the probabilities of default applicable across the Company’s customer classes. These updated assumptions were based on accumulated experience, independent assessments of the expected increase in the probability of default of commercial counterparts over a twelve-month time horizon to factor in the financial impact of the ongoing crisis, as well as updated evaluations of the probability of unfavorable developments in the operating environment of the main countries where Eni is conducting oil&gas operations leading to an increased risk applicable to our counterparts national oil companies. With regard to customers of the Eni gas e luce business line, the recoverability assessments incorporate the most updated information relating to the performance in credit collection and the ageing of overdue amounts.

The exposure to credit risk and expected losses relating to customers of the Eni gas e luce business line was assessed based on a provision matrix as follows:

	Ageing
	Not-past	from 0	from 3	from 6	over
(€ million)	due	to 3 months	to 6 months	to 12 months	12 months	Total
December 31, 2020
Customers - Eni gas e luce:
- Retail	1,155	105	50	102	366	1,778
- Middle	75	16	3	8	232	334
- Other	61					61
Gross amount	1,291	121	53	110	598	2,173
Allowance for doubtful accounts	(46)	(23)	(22)	(57)	(498)	(646)
Net amount	1,245	98	31	53	100	1,527
Expected loss (%)	3.6	19.0	41.5	51.8	83.3	29.7
December 31, 2019
Customers - Eni gas e luce:
- Retail	991	105	60	86	376	1,618
- Middle	93	29	4	14	263	403
- Other	76	3	1	2	2	84
Gross amount	1,160	137	65	102	641	2,105
Allowance for doubtful accounts	(16)	(27)	(26)	(49)	(548)	(666)
Net amount	1,144	110	39	53	93	1,439
Expected loss (%)	1.4	19.7	40.0	48.0	85.5	31.6

Trade and other receivables are stated net of the allowance for doubtful accounts which has been determined considering the counterpart risk mitigation factors amounting to €1,016 million (€2,914 million at December 31, 2019):

(€ million)	2020	2019
Allowance for doubtful accounts - beginning of the year	3,246	3,150
Additions on trade and other performing receivables	112	95
Additions on trade and other defaulted receivables	231	525
Deductions on trade and other performing receivables	(82)	(119)
Deductions on trade and other defaulted receivables	(275)	(484)
Other changes	(75)	79
Allowance for doubtful accounts - end of the year	3,157	3,246

Additions to allowance for doubtful accounts on trade and other performing receivables related for €84 million (€65 million in 2019) to Eni gas e luce business line, particularly in the retail business; the increase compared to 2019 is due to the effects of the economic crisis on the solvency of small and medium-sized companies.

Additions to allowance for doubtful accounts on trade and other defaulted receivables related to: (i) the Exploration & Production segment for €118 million (€339 million in 2019) and were in relation with receivables for the supply of equity hydrocarbons to State-owned companies and receivables towards joint operators, State oil Companies and local private companies for cash calls in oil projects operated by Eni; (ii) to the retail gas and power business for €97 million (€87 million in 2019).

Utilizations of allowance for doubtful accounts on trade and other performing and defaulted receivables amounted to €357 million (€603 million in 2019) and mainly related to the Eni gas e luce business line for €200 million (€343 million in 2019), in particular utilizations against charges of €178 million (€319 million in 2019) mainly in the retail business. Utilizations in Exploration & Production segment of €101 million (€177 million in 2019) related for €73 million to the derecognition of receivables from PDVSA following in-kind refunds.

Net (impairment losses) reversals of trade and other receivables are disclosed as follows:

(€ million)	2020	2019	2018
Net (impairment losses) reversals of trade and other receivables
New or increased provisions	(343)	(620)	(498)
Net credit losses	(36)	(45)	(37)
Reversals	153	233	120
	(226)	(432)	(415)

Receivables with related parties are disclosed in note 36 – Transactions with related parties.